Note Payable (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($)											1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 10, 2020	Jul. 03, 2020	May 11, 2020	Apr. 23, 2020	Apr. 21, 2020	Apr. 02, 2020	Mar. 30, 2020	Mar. 19, 2020	Mar. 11, 2020	Feb. 17, 2020	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2020	Sep. 13, 2020	Apr. 28, 2020	Oct. 31, 2015
Interest rate																							4.00%
Accrued interest												$ 600,000						$ 600,000		$ 300,000
Gain on extinguishment of debt												1,321,000						(9,827,000)
Warrants exercise price per share				$ 9.00		$ 7.74																$ 3.06
Fair value of warrants															(831,000)			(3,000)	(4,432,000)
Value of common stock shares issued												$ 20,000,000		$ 2,297,000	$ 717,000	$ 422,000	$ 1,778,000
Loss on issuance of notes, bonds and warrants																		(13,507,000)
Convertible note, value				$ 400,000		$ 1,100,000,000												259,000
Repayment of notes																		1,600,000
Note Purchase Agreement [Member]
Number of common stock issued, shares								900,000
Shares issued price per share													$ 8.35											$ 10.00
Value of common stock shares issued								$ 7,500,000
Convertible note, value																		$ 1,700,000
Repayment of notes		$ 10,100,000
Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Interest rate								17.39%
Debt face amount								$ 10,100,000
Proceeds from notes payable								7,400,000
Original issue discount								2,700,000
Loss on issuance of notes, bonds and warrants								$ 12,900,000
Note Purchase Agreement [Member] | FB Loan [Member]
Warrants to purchase common stock								3,269,231
Warrants exercise price per share								$ 5.00
Number of common stock issued, shares								900,000					900,000
Fair value of warrants								$ 15,600,000
Shares issued price per share								$ 8.15					$ 10.00
Value of common stock shares issued								$ 7,300,000					$ 9,100,000
Sale of capital stock for consideration			$ 7,500,000
Debt financing percentage			100.00%
Amendment to Note Purchase Agreement [Member]
Sale of common stock, shares					900,000
Note Payable [Member] | Evolution AI Corporation [Member]
Interest rate																				10.00%
Debt instrument, maturity date																				Oct. 01, 2018
Accrued interest																				$ 1,600,000
Number of shares acquired																				15,000,000
Debt face amount																				$ 2,700,000
Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock																				10,000,000
FaceBank Group, Inc Pre-Merger [Member]
Interest rate																									5.00%
Accrued interest											$ 102,000			102,000						$ 85,000	$ 45,000
Number of shares acquired																	18,935
Debt face amount											10,050,000			10,050,000						375,000	889,000
Gain on extinguishment of debt											51,200,000			(11,919,000)							1,852,000
Original issue discount											$ 2,650,000			$ 2,650,000							$ 456,000
Warrants exercise price per share							$ 7.74				$ 5.00			$ 5.00						$ 0.75	$ 0.75
Fair value of warrants														$ 15,000			(2,477,000)			$ (4,504,000)	$ 91,000
Loss on issuance of notes, bonds and warrants														$ (24,053,000)
Convertible note, value							$ 1,100,000,000													50,000	$ 18,000
FaceBank Group, Inc Pre-Merger [Member] | Subsequent Event [Member] | Senior Notes [Member]
Repayment of notes		$ 10,500,000
FaceBank Group, Inc Pre-Merger [Member] | Credit Agreement [Member] | Subsequent Event [Member]
Outstanding credit facility
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member]
Number of common stock issued, shares								900,000
Shares issued price per share								$ 8.35			$ 8.35			$ 8.35
Value of common stock shares issued								$ 7,500,000
Convertible note, value														$ 200,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Interest rate								17.39%
Debt instrument, maturity date								Jul. 17, 2020
Debt face amount								$ 10,050,000
Proceeds from notes payable								7,400,000
Original issue discount								2,650,000
Loss on issuance of notes, bonds and warrants								$ (12,900,000)
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | FB Loan [Member]
Warrants to purchase common stock								3,269,231
Warrants exercise price per share								$ 5.00
Number of common stock issued, shares								900,000
Fair value of warrants								$ 15,600,000						16,000,000
Shares issued price per share								$ 8.15
Value of common stock shares issued								$ 7,300,000
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Interest rate								15.00%
Debt instrument, maturity date								Jul. 17, 2020
Debt face amount								$ 10,050,000
Proceeds from notes payable								$ 7,500,000
Warrants to purchase common stock								3,269,231
Sale of common stock, shares								784,617
FaceBank Group, Inc Pre-Merger [Member] | Note Purchase Agreement [Member] | Subsequent Event [Member] | FB Loan [Member]
Sale of capital stock for consideration			$ 7,409,045
Debt financing percentage			100.00%
FaceBank Group, Inc Pre-Merger [Member] | Amendment to Note Purchase Agreement [Member] | Subsequent Event [Member]
Sale of common stock, shares					900,000
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member]
Interest rate										4.50%
Debt instrument, maturity date										Feb. 15, 2023
Debt face amount											$ 55,100,000			55,100,000
Debt instrument nominal, shares										5,000
Debt instrument redemption rate										100.00%
Gain on extinguishment of debt														$ 11,100,000
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | Subsequent Event [Member]
Interest rate										4.50%
Debt instrument, maturity date										Feb. 15, 2023
Debt instrument nominal, shares										5,000
Debt instrument redemption rate										100.00%
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | EUR [Member]
Debt face amount										$ 50,000,000
Debt instrument nominal value										10,000
FaceBank Group, Inc Pre-Merger [Member] | FBNK Finance SarL [Member] | EUR [Member] | Subsequent Event [Member]
Debt face amount										50,000,000
Debt instrument nominal value										$ 10,000
FaceBank Group, Inc Pre-Merger [Member] | HLEE Finance S.a.r.l [Member] | Credit Agreement [Member]
Line of credit permit indebtedness									$ 50,000,000
Proceeds from loans									250,000
FaceBank Group, Inc Pre-Merger [Member] | HLEE Finance S.a.r.l [Member] | Credit Agreement [Member] | Subsequent Event [Member]
Line of credit permit indebtedness									50,000,000
Proceeds from loans									$ 250,000
FaceBank Group, Inc Pre-Merger [Member] | Fubo Tv [Member] | Note Purchase Agreement [Member] | Senior Secured Promissory Notes [Member]
Original issue discount								$ 2,650,000
FaceBank Group, Inc Pre-Merger [Member] | Note Payable [Member] | Evolution AI Corporation [Member]
Notes payable																				$ 2,700,000
Interest rate																				10.00%
Debt instrument, maturity date																				Oct. 01, 2018
Accrued interest																				$ 1,300,000
Number of shares acquired																				15,000,000
FaceBank Group, Inc Pre-Merger [Member] | Note Payable [Member] | Evolution AI Corporation [Member] | Series X Convertible Preferred Stock [Member]
Conversion of Convertible Preferred Stock																				10,000,000